UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-QQuarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-604

Washington Mutual Investors Fund, Inc.
(Exact Name of Registrant as specified in charter)
1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Registrant's telephone number, including area code: (202) 842-5665

Date of fiscal year end: April 30, 2006

Date of reporting period: January 31, 2006

Michael W. Stockton
Treasurer
Washington Mutual Investors Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
(name and address of agent for service)

ITEM 1 - Schedule of Investments

Unaudited schedule of investments dated January 31, 2006

Washington Mutual Investors FundSM
Investment portfolio

January 31, 2006		unaudited

		Market value
Common stocks — 97.91%	Shares	(000)

ENERGY — 10.62%
Apache Corp.	4,000,000	$ 302,120
Baker Hughes Inc.	3,210,000	248,582
Chevron Corp.	37,729,800	2,240,396
ConocoPhillips	13,415,500	867,983
EOG Resources, Inc.	4,800,000	405,792
Exxon Mobil Corp.	34,726,600	2,179,094
Halliburton Co.	5,925,000	471,334
Marathon Oil Corp.	13,312,612	1,023,340
Schlumberger Ltd.	4,190,000	534,016
		8,272,657

MATERIALS — 3.79%
Air Products and Chemicals, Inc.	4,000,000	246,760
Alcoa Inc.	18,500,000	582,750
Ashland Inc.	1,830,000	120,633
E.I. du Pont de Nemours and Co.	12,800,000	501,120
International Paper Co.	11,719,909	382,421
MeadWestvaco Corp.	4,391,200	117,201
PPG Industries, Inc.	4,100,000	243,950
Temple-Inland Inc.	1,400,000	65,660
Weyerhaeuser Co.	9,950,000	694,112
		2,954,607

INDUSTRIALS — 12.25%
3M Co.	4,300,000	312,825
Avery Dennison Corp.	1,700,000	101,558
Boeing Co.	10,700,000	730,917
Caterpillar Inc.	4,650,000	315,735
Deere & Co.	5,318,100	381,627
Deluxe Corp.	2,200,000	58,916
Dover Corp.	2,000,000	91,860
Eaton Corp.	1,200,000	79,440
Emerson Electric Co.	3,200,000	247,840
Fluor Corp.	536,500	47,185
General Dynamics Corp.	1,475,000	171,631
General Electric Co.	65,200,000	2,135,300
Illinois Tool Works Inc.	3,600,000	303,444
Ingersoll-Rand Co. Ltd., Class A	3,400,000	133,518
Lockheed Martin Corp.	4,750,000	321,337
Northrop Grumman Corp.	11,200,000	695,856
Pitney Bowes Inc.	8,514,900	363,927
R.R. Donnelley & Sons Co.	6,112,300	199,261
Raytheon Co.	4,000,000	163,880

		unaudited

		Market value
Common stocks	Shares	(000)

INDUSTRIALS (continued)
Southwest Airlines Co.	7,500,000	$ 123,450
Tyco International Ltd.	22,975,000	598,499
Union Pacific Corp.	1,400,000	123,844
United Parcel Service, Inc., Class B	11,044,100	827,314
United Technologies Corp.	17,400,000	1,015,638
		9,544,802

CONSUMER DISCRETIONARY — 8.90%
Best Buy Co., Inc.	10,425,000	528,131
Carnival Corp., units	6,820,000	353,003
Dana Corp.	6,130,000	29,853
Federated Department Stores, Inc.	1,401,750	93,399
Gannett Co., Inc.	2,250,000	139,050
Gap, Inc.	5,710,545	103,304
General Motors Corp.	24,138,400	580,770
Genuine Parts Co.	7,414,239	315,328
Harley-Davidson Motor Co.	6,850,000	366,681
Home Depot, Inc.	4,000,000	162,200
Johnson Controls, Inc.	2,600,000	180,024
Knight-Ridder, Inc.	1,000,000	62,250
Limited Brands, Inc.	19,930,000	471,544
Lowe’s Companies, Inc.	20,075,000	1,275,766
Mattel, Inc.	900,000	14,850
McDonald’s Corp.	7,000,000	245,070
Newell Rubbermaid Inc.	3,000,000	70,920
NIKE, Inc., Class B	1,150,000	93,092
ServiceMaster Co.	8,750,000	113,225
Target Corp.	15,650,000	856,837
TJX Companies, Inc.	21,750,000	555,277
VF Corp.	3,800,000	210,824
Walt Disney Co.	4,500,000	113,895
		6,935,293

CONSUMER STAPLES — 7.74%
Albertson’s, Inc.	10,000,000	251,500
Avon Products, Inc.	17,000,000	481,440
Coca-Cola Co.	18,000,000	744,840
ConAgra Foods, Inc.	6,850,000	142,000
General Mills, Inc.	8,040,000	390,824
H.J. Heinz Co.	11,310,000	383,861
Kellogg Co.	7,200,000	308,880
Kimberly-Clark Corp.	10,250,000	585,480
PepsiCo, Inc.	12,225,000	699,026
Procter & Gamble Co.	1,040,000	61,599
Sara Lee Corp.	21,300,000	389,364
Unilever NV (New York registered)	2,800,000	196,560
Walgreen Co.	10,125,000	438,210
Wal-Mart Stores, Inc.	20,750,000	956,783
		6,030,367

HEALTH CARE — 10.82%
Abbott Laboratories	22,000,000	949,300
Aetna Inc.	1,150,000	111,320
Amgen Inc.[1]	2,450,000	178,580
Becton, Dickinson and Co.	1,650,000	106,920
Bristol-Myers Squibb Co.	64,935,000	1,479,869
		unaudited

		Market value
Common stocks	Shares	(000)

HEALTH CARE (continued)
Cardinal Health, Inc.	10,825,000	$ 779,833
CIGNA Corp.	1,090,000	132,544
Eli Lilly and Co.	22,645,000	1,282,160
Guidant Corp.	1,646,900	121,212
Johnson & Johnson	4,950,000	284,823
McKesson Corp.	2,500,000	132,500
Medtronic, Inc.	5,500,000	310,585
Merck & Co., Inc.	27,540,000	950,130
Pfizer Inc	27,475,000	705,558
Schering-Plough Corp.	13,418,600	256,966
Wyeth	13,900,000	642,875
		8,425,175

FINANCIALS — 22.40%
AFLAC Inc.	1,500,000	70,425
Allstate Corp.	7,068,300	367,905
American Express Co.	1,800,000	94,410
American International Group, Inc.	13,275,000	868,982
Aon Corp.	3,150,000	107,793
Bank of America Corp.	36,880,000	1,631,202
Bank of New York Co., Inc.	29,050,000	924,081
Citigroup Inc.	44,121,000	2,055,156
Fannie Mae	26,012,300	1,507,153
Freddie Mac	11,440,000	776,318
Hartford Financial Services Group, Inc.	2,525,000	207,631
HSBC Holdings PLC (ADR)	10,272,000	854,425
J.P. Morgan Chase & Co.	57,286,560	2,277,141
Jefferson-Pilot Corp.	3,100,000	180,823
Lincoln National Corp.	6,950,000	378,984
Marsh & McLennan Companies, Inc.	24,070,000	731,487
National City Corp.	4,700,000	160,646
SLM Corp.	2,100,000	117,516
St. Paul Travelers Companies, Inc.	12,920,000	586,310
SunTrust Banks, Inc.	3,600,000	257,220
U.S. Bancorp	13,475,000	403,037
Wachovia Corp.	6,000,000	328,980
Washington Mutual, Inc.	28,839,752	1,220,498
Wells Fargo & Co.	20,940,000	1,305,818
XL Capital Ltd., Class A	520,000	35,183
		17,449,124

INFORMATION TECHNOLOGY — 7.43%
Applied Materials, Inc.	12,500,000	238,125
Automatic Data Processing, Inc.	7,450,000	327,353
Dell Inc.[1]	3,100,000	90,861
Electronic Data Systems Corp.	3,000,000	75,570
First Data Corp.	4,350,000	196,185
Hewlett-Packard Co.	30,550,000	952,549
Intel Corp.	11,450,000	243,542
International Business Machines Corp.	15,300,000	1,243,890
Linear Technology Corp.	5,400,000	200,934
Microsoft Corp.	43,000,000	1,210,450
Oracle Corp.[1]	38,541,943	484,472
Texas Instruments Inc.	11,810,300	345,215
Xilinx, Inc.	6,200,000	174,592
		5,783,738
		unaudited

		Market value
Common stocks	Shares	(000)

TELECOMMUNICATIONS SERVICES — 6.64%
AT&T Inc.	74,270,413	$ 1,927,317
BellSouth Corp.	60,169,000	1,731,062
Sprint Nextel Corp.	33,750,000	772,538
Verizon Communications Inc.	23,270,000	736,728
		5,167,645

UTILITIES — 7.17%
Ameren Corp.	2,300,000	116,748
American Electric Power Co., Inc.	9,500,000	354,540
Dominion Resources, Inc.	10,210,000	771,161
DTE Energy Co.	2,500,000	105,500
Duke Energy Corp.	13,440,000	381,024
Entergy Corp.	2,386,000	165,851
Exelon Corp.	13,575,000	779,477
FirstEnergy Corp.	9,333,635	467,615
FPL Group, Inc.	12,258,000	512,262
NiSource Inc.	4,900,000	100,597
Pinnacle West Capital Corp.	3,271,838	139,413
PPL Corp.	6,600,000	198,858
Progress Energy, Inc.	5,150,418	224,661
Public Service Enterprise Group Inc.	9,750,000	678,795
Puget Sound Energy, Inc.	2,800,000	59,052
Southern Co.	13,000,000	452,400
Xcel Energy Inc.	4,000,000	77,680
		5,585,634

MISCELLANEOUS — 0.15%
Other common stocks in initial period of acquisition		115,598

Total common stocks (cost: $59,553,037,000)		76,264,640

	Units or principal
Convertible securities — 0.07%	amount

CONSUMER DISCRETIONARY — 0.05%
General Motors Corp., Series B, 5.25% convertible senior debentures 2032	$61,050,000	40,342

HEALTH CARE — 0.02%
Baxter International Inc. 7.00% convertible preferred 2006	300,000	15,468

Total convertible securities (cost: $76,850,000)		55,810
		unaudited

	Principal amount	Market value
Short-term securities — 1.97%	(000)	(000)

Atlantic Industries 4.28%-4.30% due 2/10-2/17/2006[2]	$ 46,700	$ 46,625
Coca-Cola Co. 4.30% due 3/6/2006	25,000	24,898
Bank of America Corp. 4.39%-4.54% due 3/10-4/12/2006	76,800	76,295
Ranger Funding Co. LLC 4.47% due 3/17/2006[2]	35,000	34,804
Bank of New York Co., Inc. 4.28% due 2/17/2006	25,000	24,949
BellSouth Corp. 4.31% due 2/27/2006[2]	1,900	1,894
CAFCO, LLC 4.28%-4.545% due 2/9-4/11/2006[2]	50,225	50,096
ChevronTexaco Funding Corp. 4.34% due 3/27/2006	23,700	23,540
Clipper Receivables Co., LLC 4.34%-4.52% due 2/27-3/20/2006[2]	125,000	124,454
Concentrate Manufacturing Co. of Ireland 4.35%-4.46% due 3/2-3/17/2006[2]	50,600	50,356
Edison Asset Securitization LLC 4.42% due 3/20/2006[2]	25,000	24,852
General Electric Capital Services, Inc. 4.37% due 2/22/2006	18,700	18,650
FCAR Owner Trust I 4.46% due 4/4/2006	50,000	49,607
Federal Farm Credit Banks 4.23% due 3/7/2006	25,000	24,891
Federal Home Loan Bank 4.22%-4.285% due 2/10-3/8/2006	156,600	156,037
Freddie Mac 4.18%-4.22% due 2/1-2/16/2006	122,400	122,259
Gannett Co. 4.36% due 3/6/2006[2]	5,800	5,776
Harley-Davidson Funding Corp. 4.45% due 3/27/2006[2]	10,000	9,932
HSBC Finance Corp. 4.33%-4.48% due 2/21-4/3/2006	50,000	49,744
International Lease Finance Corp. 4.26%-4.51% due 2/6-4/17/2006	83,800	83,342
NetJets Inc. 4.32%-4.44% due 2/28-3/17/2006[2]	80,300	79,962
Park Avenue Receivables Co., LLC 4.32% due 2/6/2006[2]	10,400	10,393
Preferred Receivables Funding Corp. 4.35%-4.50% due 2/13-3/24/2006[2]	108,141	107,771
Pfizer Investment Capital PLC 4.36% due 3/16/2006[2]	23,700	23,580
SunTrust Banks Inc. 4.23% due 2/7/2006	50,000	49,999
Variable Funding Capital Corp. 4.42%-4.48% due 4/3-4/10/2006[2]	116,100	115,133
Wal-Mart Stores Inc. 4.36%-4.42% due 3/21/2006[2]	73,200	72,762
Wells Fargo Bank, N.A. 4.52% due 3/31/2006	75,000	75,000

Total short-term securities (cost: $1,537,605,000)		1,537,601

Total investment securities (cost: $61,167,492,000)		77,858,051
Other assets less liabilities		36,422

Net assets		$77,894,473

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]Security did not produce income during the last 12 months.
[2]Restricted security that can be resold only to institutional investors. In practice, this security is typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities was $758,390,000, which represented 0.97% of the net assets of the Fund.

ADR = American Depositary Receipts
		unaudited

Federal income tax information		(dollars in thousands)

Gross unrealized appreciation on investment securities		$18,503,492
Gross unrealized depreciation on investment securities		(1,844,618)
Net unrealized appreciation on investment securities		16,658,874
Cost of investment securities for federal income tax purposes		61,199,177

ITEM 2 - - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer
have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the
Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940)
that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Washington Mutual Investors Fund, Inc.
By /s/ Jeffrey L. Steele, President and PEO

Date: March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jeffrey L. Steele, President and PEO

Date: March 29, 2006

By /s/ Michael W. Stockton, Vice President , Treasurer
And Principal Financial Officer

Date: March 29, 2006